BUSINESS ACQUISITION (Details 2)	12 Months Ended
Dec. 31, 2023 USD ($)
Business Combination and Asset Acquisition [Abstract]
Goodwill impairment	$ 10,400,000
Intangible assets impairment	1,542,847
Reversal of Earnout liability	(7,679,984)
Net impairment	$ 4,262,863